Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		9 Months Ended
	Apr. 30, 2024	Mar. 18, 2024	Dec. 21, 2023	Dec. 20, 2023	Dec. 19, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Sep. 30, 2023
Reverse Recapitalization [Line Items]
Public warrants								6,000,000
Private placement warrants								3,400,000
Price per share (in Dollars per share)				$ 0.01		$ 0.01		$ 0.01
Weighted average price of the shares purchased (in Dollars per share)						$ 10		$ 10
Warrants to purchase shares exercisable								200,000
Purchase price of certain obligations (in Dollars)					$ 1,997
VWAP price (in Dollars per share)								$ 7
Aggregate outstanding obligations (in Dollars)				$ 1,997
Redemption of ordinary shares				73,706
Non-cash gains (in Dollars)						$ 661		$ 400
Other non-cash gains (in Dollars)						310
Transaction costs (in Dollars)						$ 980		980
Equity-classified instruments costs (in Dollars)								2,354
Liability-classified instruments to expense (in Dollars)								4,009
Unpaid transaction cost (in Dollars)								$ 99
PIPE Subscription Agreements [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share)						$ 0.01		$ 0.01
Warrants to purchase shares exercisable								1,750,000
Sponsor PIPE Subscription Agreement [Member]
Reverse Recapitalization [Line Items]
Warrants to purchase shares exercisable								272,454
VWAP price (in Dollars per share)					$ 10
Purchase of shares				199,737
Founder Shares [Member[
Reverse Recapitalization [Line Items]
Forfeiture of shares				658,631
Private Warrants [Member]
Reverse Recapitalization [Line Items]
Forfeiture of shares				400,000
Non-Redemption Agreement [Member]
Reverse Recapitalization [Line Items]
Converted into common stock				202,489
Earnout Shares [Member]
Reverse Recapitalization [Line Items]
Shares of common stock						1,750,000		1,750,000
Price per share (in Dollars per share)						$ 12.5		$ 12.5
Aggregate shares								3,500,000
Liability in connection with the merger (in Dollars)								$ 33,559
Liability to its estimated fair value (in Dollars)						$ 2,960		2,960
Non-cash gains (in Dollars)								$ 30,599
Make-Whole Shares [Member]
Reverse Recapitalization [Line Items]
VWAP price (in Dollars per share)								$ 7
Per share value (in Dollars per share)						$ 10		$ 10
Liability in connection with the merger (in Dollars)								$ 2,071
Liability to its estimated fair value (in Dollars)						$ 1,949		1,949
Other non-cash gains (in Dollars)								$ 122
Legacy Mobix [Member]
Reverse Recapitalization [Line Items]
Converted into common stock								272,182
Transaction costs (in Dollars)						$ 6,363		$ 6,363
Unpaid transaction costs (in Dollars)								$ 3,090
Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock						28,326,474		28,326,474
Common stock shares outstanding						28,326,474		28,326,474
Conversion of notes into shares								30,045
Converted into common stock						2,254,901		2,254,901
Aggregate shares purchase								1,975,000
Price per share (in Dollars per share)						$ 10		$ 10
Aggregate amount in cash (in Dollars)								$ 19,750
Purchase of shares	9,500,000	9,500,000
Aggregate shares			280,000
Per share value (in Dollars per share)			$ 10
Additional shares of common stock						3,214,045		3,214,045
Class A Common Stock [Member] | PIPE Subscription Agreements [Member]
Reverse Recapitalization [Line Items]
Shares of common stock						1,950,000		1,950,000
Class A Common Stock [Member] | Sponsor PIPE Subscription Agreement [Member]
Reverse Recapitalization [Line Items]
Shares of common stock					199,737
Converted into common stock								272,182
Price per share (in Dollars per share)					$ 10
Class A Common Stock [Member] | Non-Redemption Agreement [Member]
Reverse Recapitalization [Line Items]
Converted into common stock				202,489
Class A Common Stock [Member] | Earnout Shares [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share)						$ 15		$ 15
Additional shares of common stock						1,750,000		1,750,000
Class A Common Stock [Member] | Make-Whole Shares [Member]
Reverse Recapitalization [Line Items]
Shares of common stock						2,454,737		2,454,737
Price per share (in Dollars per share)						$ 10		$ 10
Class A Common Stock [Member] | Legacy Mobix [Member]
Reverse Recapitalization [Line Items]
Shares of common stock						18,139,258		18,139,258
Common stock shares outstanding						18,139,258		18,139,258
Class B Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock						2,254,901		2,254,901
Common stock shares outstanding						2,254,901		2,254,901
Converted into common stock
Warrant [Member]
Reverse Recapitalization [Line Items]
Purchase of shares				202,692
Common Stock [Member]
Reverse Recapitalization [Line Items]
Common stock shares outstanding						28,326,474		28,326,474
Common Stock [Member] | Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Converted into common stock								150,953
Purchase of shares						57,894
Common Stock [Member] | Class B Common Stock [Member]
Reverse Recapitalization [Line Items]
Converted into common stock								2,254,901